                                    FORM 13F



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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 1999

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                                 Managing Member
                                 (415) 421-2132


                                /s/ Meridee Moore
                            San Francisco, California
                                February 16, 2000

                                  Report Type:
                               13F HOLDINGS REPORT

                              Form 13F Summary Page

                                 Report Summary:


                       Number of Other Included Managers:

                                        1

                    Form 13F Information Table Entry Total:

                                       136

                    Form 13F Information Table Value Total:
                             $2,759,088 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-6372
Name: Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
December 31, 1999

                                                               FORM 13 F INFORMATION TABLE


   Column 1             Column 2   Column 3    Column 4             Column 5              Column 6   Column 7       Column 8
 Name of Issuer         Title of    CUSIP       Value     Shrs or Prn  SH/PRN  Put/Call  Investment   Other       Voting Authority
                         Class                 (x1000)       Amt                         Discretion  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------


Air Express Int'l        COM       009104100    17,992     556,800     SH                 Other       01        556,800
Aironet Wireless Corp    COM       00943A107    15,420     232,100     SH                 Other       01        232,100
AK Steel Hldg Corp       COM       001547108     4,690     248,479     SH                 Other       01        248,479
Allergan Specialty       CL A      018494104    13,740   1,099,221     SH                 Other       01      1,099,221
Therap
Allstate Corp            COM       020002101     2,588     107,843     SH                 Other       01        107,843
Alza Corp Del            COM       022615108   122,066   4,197,843     SH                 Other       01      4,197,843
America Online Inc Del   COM       02364J104    12,724     168,676     SH                 Other       01        168,676
AMFM Inc.                COM       001693100    21,910     280,000     SH                 Other       01        280,000
Amphenol Corp New        CL A      032095101    11,520     173,063     SH                 Other       01        173,063
AMR Corp                 COM       001765106     2,010      30,000     SH                 Other       01         30,000
Amresco Capital Trust   Com Sh     031919103     2,830     333,000     SH                 Other       01        333,000
                        Ben Int
Anacomp Inc. Del         COM       032371106     3,984     219,070     SH                 Other       01        219,070
Aquarion Co.             COM       03838W101     1,151      31,100     SH                 Other       01         31,100
Ardent Software Inc      COM       039794102     2,310      60,000     SH                 Other       01         60,000
Ascent Entertainment     COM       043628106     4,344     345,800     SH                 Other       01        345,800
Group
At Home Corp             COM       045919107     2,401      55,914     SH                 Other       01         55,914
AT&T Corp                COM       001957109    25,120     494,979     SH                 Other       01        494,979
Atlantic Richfield Co.   COM       048825103    93,766   1,084,000     SH                 Other       01      1,084,000
Baxter Intl Inc          COM       071813109       297   1,290,862     SH                 Other       01      1,290,862
Biovail Corp Int New    WT Exp     09067K114    29,367     513,800     SH                 Other       01        513,800
                        093002
BOC Group PLC          Sponsored   055617609    10,264     240,800     SH                 Other       01        240,800
                         ADR
Boise Cascade            COM       097403109     3,061     204,100     SH                 Other       01        204,100
Office Prod.
Broadwing Inc.           COM       111620100    17,968     487,267     SH                 Other       01        487,267
Burlington Resources,    COM       122014103    23,461     709,600     SH                 Other       01        709,600
Inc.
Calif Fed Bk             Cont      130209604        88      63,700     SH                 Other       01         63,700
fsb Los Angl          Litig Rec
Capital Pac Hldgs Inc    COM       14040M104    10,537   2,809,851     SH                 Other       01      2,809,851
C-Cube Microsystems      COM       125015107    27,887     446,200     SH                 Other       01        446,200
Chastain Cap Corp        COM       161697107       203     498,500     SH                 Other       01        498,500
CHC Helicopter Corp      CL A      12541C203       492     187,300     SH                 Other       01        187,300
                       Sub VTG
Chicago Title Corp       COM       168228104    19,564     423,000     SH                 Other       01        423,000
City Investing           Unit      177900107    15,385  11,584,029     SH                 Other       01     11,584,029
Co Liq. Tr             Ben Int
Clarify Inc.             COM       180492100    65,263     515,400     SH                 Other       01        515,400
Clear Channel Communic   COM       184502102    12,646     141,691     SH                 Other       01        141,691
Clinichem  Dev Inc       CL A      186906103     2,342     260,200     SH                 Other       01        260,200
CMGI Inc                 COM       125750109    22,380     314,100     SH                 Other       01        314,100
CMP Group Inc.           COM       125887109    15,016     544,800     SH                 Other       01        544,800
Coast Federal            RT        19034Q110       257     174,900     SH                 Other       01        174,900
Litigation Tr
Coleman Co Inc New       COM       193559101     1,324     142,200     SH                 Other       01        142,200
Comsat Corp              COM       20564D107     7,964     400,683     SH                 Other       01        400,683
                        Ser 1
Consolidated Nat         COM       209615103   105,049   1,617,700     SH                 Other       01      1,617,700
Gas Co
Consorcio G Grupo        Sub DB    210306AB2    22,223  44,005,000     PRN                Other       01     44,005,000
Dina S A CV            Conv 8% 04
CORT Business            COM       220493100     6,419     368,100     SH                 Other       01        368,100
Svcs Corp
Crescendo                CL A      225637107    21,055   1,151,745     SH                 Other       01      1,151,745
Pharmaceuticals Corp
Daisytek Int'l Corp      COM       234053106     1,131      48,500     SH                 Other       01         48,500
Dominion Res Inc VA      COM       257470104     2,355     600,000     SH       PUT       Other       01        600,000
DoubleClick Inc          COM       258609304    15,400      60,856     SH                 Other       01         60,856
Eastern Enterprises      COM       27637F100     9,627     167,600     SH                 Other       01        167,600
Eastern Utilities        COM       277173100    13,413     442,500     SH                 Other       01        442,500
Assoc.
El Paso Electric Co.     COM       283677854     3,372     343,600     SH                 Other       01        343,600
                         New
Elan PLC                WT Exp     284131802     5,092     242,500     SH                 Other       01        242,500
                        011403
EMC Corp Mass            COM       268648102     6,453      59,062     SH                 Other       01         59,062
Fisher Scientific        COM       338032204    34,462     953,965     SH                 Other       01        953,965
Intl Inc                 New
Flycast                  COM       344067103    29,047     224,300     SH                 Other       01        224,300
Communications Corp
Gartner Group Inc New    COM       366651107    14,964     981,251     SH                 Other       01        981,251
Gartner Group Inc New    CL B      366651206    22,676   1,641,680     SH                 Other       01      1,641,680
General Instrument       COM       370120107   175,844   2,081,000     SH                 Other       01      2,081,000
Corp Del
General Semiconductor    COM       370787103     9,025     636,100     SH                 Other       01        636,100
Inc.
Golden State Bancorp     COM       381197102    24,833   1,439,600     SH                 Other       01      1,439,600
Golden State Bancorp    WT exp     381197136     2,993   3,420,700     SH                 Other       01      3,420,700
                        000000
Goodrich BF Co           COM       382388106     6,772     246,244     SH                 Other       01        246,244
Group Maintenance        COM       39943E107       435      40,700     SH                 Other       01         40,700
America Corp
Hannaford Bros. Co       COM       410550107    48,179     695,100     SH                 Other       01        695,100
Healthworld Corp         COM       42222E103       571      27,500     SH                 Other       01         27,500
Howmet International     COM       443208103       632      35,000     SH                 Other       01         35,000
Impac Commercial         COM       45254R108       632     120,400     SH                 Other       01        120,400
Holdings
Infinity Broadcasting    CL A      45662S102    33,505     925,875     SH                 Other       01        925,875
CP New
Integrated Systems Inc.  COM       45812M104       245       7,300     SH                 Other       01          7,300
Intel Corp               COM       458140100    24,869     302,354     SH                 Other       01        302,354
Intelligent Polymers,   Unit Ex    G48029105    18,036     538,400     SH                 Other       01        538,400
Ltd.                    093000
ITI Technologies         COM       450564109    12,562     419,600     SH                 Other       01        419,600
JDS Uniphase Corp        COM       46612J101    25,552     158,461     SH                 Other       01        158,461
Johnson & Johnson        COM       478160104    12,288     131,954     SH                 Other       01        131,954
Juno Lighting            COM       482047206     5,587     532,102     SH                 Other       01        532,102
                         New
Kansas City              COM       485134100     7,442     337,300     SH                 Other       01        337,300
Power & Light
Koger Equity Inc         COM       500228101    12,574     745,150     SH                 Other       01        745,150
Korn Ferry International COM       500643200    15,947     438,400     SH                 Other       01        438,400
                         New
Ligand Pharm Inc         CL B      53220K207     6,508     507,954     SH                 Other       01        507,954
Lucent Tech Inc          COM       549463107    75,830   1,013,594     SH                 Other       01      1,013,594
Lynx Therapeutics Inc    COM       551812308       220       6,884     SH                 Other       01          6,884
                         New
Maker Communications,    COM       560875106     1,069      25,000     SH                 Other       01         25,000
Inc
Mattel Inc               COM       577081102     5,130     390,882     SH                 Other       01        390,882
McKesson HBOC Inc        COM       58155Q103    32,208   1,427,500     SH                 Other       01      1,427,500
MCN Energy Group         COM       55267J100    25,773   1,085,200     SH                 Other       01      1,085,200
Medco Resh Inc           COM       584059109     1,804      60,000     SH                 Other       01         60,000
Mediaone Group Inc.      COM       58440J104   168,242   2,190,300     SH                 Other       01      2,190,300
Micro Warehouse Inc      COM       59501B105     7,371     399,800     SH                 Other       01        399,800
Midamerican Energy       COM       59562V107    52,515   1,558,900     SH                 Other       01      1,558,900
Hldgs New
Midas Group Inc          COM       595626102     6,897     315,300     SH                 Other       01        315,300
Momentum Business        CL A      60877P108     4,297     554,424     SH                 Other       01        554,424
Netmoves Corp            COM       64116A104     1,928     277,900     SH                 Other       01        277,900
Apps
New England              COM       644001109    14,842     286,800     SH                 Other       01        286,800
Electric Sys
Newbridge Networks       COM       650901101     2,031      90,000     SH                 Other       01         90,000
Corp
Newell Rubbermaid        COM       651229106     9,652     332,834     SH                 Other       01        332,834
Inc
Northwestern             COM New   668367204       306     699,000     SH                 Other       01        699,000
Steel & Wire Co.
Oak Industries Inc.      COM New   671400505    13,170     124,100     SH                 Other       01        124,100
Olsten Corp              COM       681385100    12,763   1,128,200     SH                 Other       01      1,128,200
On Command Corp          COM       682160106       978      52,500     SH                 Other       01         52,500
Optical Coating          COM       683829105   103,664     353,200     SH                 Other       01        353,200
Lab Inc.
Panamsat corp new        COM       697933109     9,645     163,300     SH                 Other       01        163,300
Pimco Advisors           COM       69338P102     1,903      50,500     SH                 Other       01         50,500
Public Service           COM       744516105     5,697     176,300     SH                 Other       01        176,300
Corp of NC Inc
Qwest Comm Intnl Inc     COM       749121109    47,231   1,100,000     SH       PUT       Other       01      1,100,000
Ragen Mackenzie          COM       750642100     6,599     366,600     SH                 Other       01        366,600
Group Inc
Republic of              COM       760719104   186,897   2,595,800     SH                 Other       01      2,595,800
New York Corp
Reynolds Metals  Co      COM       761763101    85,169   1,111,500     SH                 Other       01      1,111,500
Rohn Industries Inc      COM       775381106     1,012     359,700     SH                 Other       01        359,700
Rubio's Restaurants      COM       78116B102     4,989     626,026     SH                 Other       01        626,026
Inc
S 1 Corp                 COM       78463B101     2,835      36,410     SH                 Other       01         36,410
SBC Communications       COM       78387G103     7,838     160,787     SH                 Other       01        160,787
Scios Inc.               COM       808905103     1,575     384,700     SH                 Other       01        384,700
Scottish PWR PLC       Sponsored   81013T705     8,313     472,992     SH                 Other       01        472,992
                       ADR Final
Sealed Air Corp New      PFD CV    81211K209    55,277   1,094,601     SH                 Other       01      1,094,601
                         A $2
Shire Pharmaceutical   Sponsored   82481R106     3,978     137,756     SH                 Other       01        137,756
Grp PLC                  ADR
Solectron Corp           COM       834182107     4,313      45,339     SH                 Other       01         45,339
Solutia Inc              COM       834376105    20,222   1,309,900     SH                 Other       01      1,309,900
Spiros Development       Unit Ex   848935201    10,909   1,374,400     SH                 Other       01      1,374,400
Cp II Inc / Dura         123102
Sun Microsystems         COM       866810104     2,775      35,860     SH                 Other       01         35,860
Telebanc Financial       COM       87925R109       647      25,000     SH       Call      Other       01         25,000
Corp
Telebanc Financial       COM       87925R109     5,442     210,300     SH                 Other       01        210,300
Corp
Teledyne Tech Inc        COM       879360105     2,963     314,000     SH                 Other       01        314,000
Texas Instruments Inc    COM       882508104    14,250     147,098     SH                 Other       01        147,098
Total Renal Care       SB NT CV    89151AAA5    18,777  30,164,000     PRN                Other       01     30,164,000
Holdings Inc          144A 7% 09
Total Renal Care         COM       89151A107     5,195     776,800     SH                 Other       01        776,800
Holdings Inc
U.S. West Inc New        COM       91273H101   134,467   1,867,600     SH                 Other       01      1,867,600
United Stationers Inc    COM       913004107    45,629   1,597,500     SH                 Other       01      1,597,500
Usec Inc.                COM       90333E108     2,073     296,200     SH                 Other       01        296,200
Vantive Corp             COM       922091103     3,510     200,200     SH                 Other       01        200,200
Vesta Insurance          COM       925391104       406     103,200     SH                 Other       01        103,200
Grp. Inc
Vlasic Foods             COM       928559103     1,722     302,700     SH                 Other       01        302,700
Int'l Inc
Vodafone Airtouch     Sponsored    92857T107    52,928   1,069,250     SH                 Other       01      1,069,250
                         ADR
Warner Lambert Co        COM       934488107    14,462     176,500     SH                 Other       01        176,500
Waste Management         COM       94106L109     7,391     430,000     SH                 Other       01        430,000
Inc Del
Watkins-Johnson Co.      COM       942486101     1,200      30,000     SH                 Other       01         30,000
Wicor Inc.               COM       929253102     8,613     295,100     SH                 Other       01        295,100
Yahoo Inc                COM       984332106    17,555      40,572     SH                 Other       01         40,572
Yankee Energy Systems    COM       984779108     9,890     225,100     SH                 Other       01        225,100
